Net loss per share	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Net loss per share

12.	Net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended		Six months ended
	June 30,		June 30,
	2025	2024	2025	2024
	$	$	$	$
Net loss	(2,701)	(1,422)	(6,356)	(2,823)
Basic and diluted weighted-average shares outstanding	3,174,913	2,220,303	3,174,913	2,033,539

Basic and diluted loss per share	(0.85)	(0.64)	(2.00)	(1.39)

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	76,796	130,108	76,796	130,108
Warrants	658,846	747,948	658,846	747,948